Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2025 Fund))	0 Months Ended
	Jun. 28, 2011
Class A
Average Annual Return:
1 Year	6.21%
Life of class	(4.15%)
Inception Date	Mar. 04, 2008
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.03%
Life of class	(4.37%)
Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.27%
Life of class	(3.61%)
Class B
Average Annual Return:
1 Year	6.80%
Life of class	(3.91%)
Inception Date	Mar. 04, 2008
Class C
Average Annual Return:
1 Year	10.83%
Life of class	(2.85%)
Inception Date	Mar. 04, 2008
Class N
Average Annual Return:
1 Year	11.51%
Life of class	(2.33%)
Inception Date	Mar. 04, 2008
Class Y
Average Annual Return:
1 Year	13.22%
Life of class	(1.69%)
Inception Date	Mar. 04, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
Life of class	5.59%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
Life of class	0.29%	[1]

[1]	From 02/29/08.